UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 95.9%
Municipals - 95.8%
Alabama - 2.1%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,607
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	120
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,034
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	4,000	4,483
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	163
__________
		8,407
__________
Alaska - 0.4%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	395	408
Alaska Intl. Airports System, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2024	1,000	1,268
__________
		1,676
__________
Arizona - 2.8%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.29%, 2048[1]	3,100	3,159
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	375
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,077
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	826
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,238
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	136
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,092
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	177
5.00%, 2021	1,000	1,063
__________
		11,143
__________
Arkansas - 0.1%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.99%, 2044[1]	600	595
__________
		595
__________
California - 13.2%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,035
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	102
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.34%, 2045	2,200	2,199
1.34%, 2047	1,500	1,499
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.14%, 2047[1]	1,000	1,000
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	378
5.00%, 2028	315	385
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	857
5.00%, 2020	1,000	1,151
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	1,800	2,090

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.72%, 2047[1]	$1,000	$994
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	485	592
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,251
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,192
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.64%, 2037[1]	1,000	1,003
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	771
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,053
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	103
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	618
4.00%, 2017	1,215	1,258
5.00%, 2023	900	1,119
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	876
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[2]	500	420
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,051
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,209
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[2]	1,000	819
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,151
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,309
5.00%, 2020	750	867
5.00%, 2021	1,000	1,190
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	612
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	1,033
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	875	1,102
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	218
5.00%, 2026	825	1,052
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	120
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	807
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	980
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.82%, 2027[1]	1,350	1,349
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds:[2]
0.00%, 2023	1,470	1,319
0.00%, 2024	565	494
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 1.063%, 2019[1]	100	98
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,472
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	577

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	$250	$290
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	900	1,150
5.00%, 2025	500	650
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	678
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,321
South San Francisco Unified School Dist., G.O. Series C, 0.00%, 2024[2]	750	654
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	500	511
5.00%, 2020	1,500	1,720
State of California, G.O. Prop. Tax Ref. Bonds, 2.00%, 2016	1,500	1,500
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	586
5.25%, 2021	100	114
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	463
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,243
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	221
__________
		53,077
__________
Colorado - 3.6%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	229
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	304
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	597
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,939
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,825	2,201
5.00%, 2026	2,000	2,416
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	116
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,038
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	781
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 2.19%, 2039[1]	475	476
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	735	764
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,356
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,079
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	174
__________
		14,470
__________
Connecticut - 0.3%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	345	369

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Connecticut - continued
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	$900	$985
__________
		1,354
__________
District of Columbia - 0.2%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	900
__________
		900
__________
Florida - 8.5%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	584
5.00%, 2022	500	597
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.25%, 2017	2,100	2,182
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,674
5.00%, 2020	1,100	1,267
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	167
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,089
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	110
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 2016	100	100
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,133
City of Tallahassee, Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	1,000	1,252
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	1,200	1,216
5.00%, 2017	2,000	2,113
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	597
5.00%, 2022	1,300	1,581
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,200
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,187
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	310	326
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	475	508
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	285	303
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	696
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,587
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	332
5.00%, 2022	400	442
5.00%, 2023	300	331
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,078
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	665
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,052
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 2023	400	444
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	370
Seminole Tribe of Florida, Inc., Public Imps. Misc. Rev. Bonds, Series A, 5.50%, 2024[3]	1,000	1,046
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,920
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[3]

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - continued
5.00%, 2019	$1,000	$1,084
5.00%, 2021	785	887
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	470
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	486
5.00%, 2028	1,000	1,204
__________
		34,280
__________
Georgia - 2.4%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	325
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,250	1,274
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	2,000	2,169
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	227
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,565	1,668
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	431
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.74%, 2025[1]	800	800
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,137
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	587
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,133
__________
		9,751
__________
Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,448
__________
		1,448
__________
Hawaii - 0.5%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	1,250	1,428
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	813
__________
		2,241
__________
Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,148
5.00%, 2022	1,000	1,200
__________
		2,348
__________
Illinois - 8.5%
Chicago O'Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	292
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,699
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,139
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	587
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,090
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	216
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,033

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Illinois - continued
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	$1,070	$1,156
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	1,029
5.00%, 2027	590	725
5.00%, 2027	600	724
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	597
5.00%, 2027	250	309
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,113
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	1,665	1,959
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,703
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, 2030	1,000	1,090
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.44%, 2050[1]	2,000	1,990
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,244
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	584
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,720
Metropolitan Pier & Exposition Auth., Sales Tax Rev. Ref. Bonds, Series B (St. Approp Insured), 5.00%, 2028	1,000	1,119
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,300
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,295
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,893
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,229
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	310
5.00%, 2021	375	417
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,724
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	32
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	74
__________
		34,392
__________
Indiana - 1.2%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	507
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	548
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	113
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,379
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 2017	1,000	1,051
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	1,050	1,257
__________
		4,855
__________
Iowa - 0.2%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	675	649
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	339
__________
		988
__________

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	$500	$545
__________
		545
__________
Kentucky - 1.6%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,860
Kentucky Econ. Dev. Fin. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 09/01/16 @ 100), 0.65%, 2031[1]	500	500
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	370	391
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,707
__________
		6,458
__________
Louisiana - 2.0%
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	191
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	67
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,814
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,224
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,231
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	195	195
5.50%, 2028	1,000	1,076
5.50%, 2029	1,000	1,104
__________
		7,902
__________
Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	697
__________
		697
__________
Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	630	692
__________
		692
__________
Massachusetts - 1.2%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.99%, 2038[1]	1,975	1,975
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	114
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,390	1,498
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,125	1,220
__________
		4,807
__________
Michigan - 4.5%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.033%, 2032[1]	1,500	1,357
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Michigan - continued
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	$1,400	$1,544
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,417
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2018	2,000	2,128
5.00%, 2021	700	787
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	594
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,238
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,595	1,724
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,352
State of Michigan, Rev. Ref. Bonds, 5.00%, 2024	2,000	2,490
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	1,017
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,585
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	700	708
__________
		18,050
__________
Minnesota - 1.0%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	357
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	350	366
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	723	703
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	375	391
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2046	2,000	2,162
__________
		3,979
__________
Missouri - 1.5%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	35	35
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.50%, 2041	2,700	2,937
3.75%, 2038	285	308
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	111
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,854
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	517
5.00%, 2025	185	226
__________
		5,988
__________
Nebraska - 1.1%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,130
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
2.50%, 2034	225	227
3.00%, 2043	300	309

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Nebraska - continued
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
3.50%, 2046	$2,350	$2,545
4.00%, 2044	425	457
__________
		4,668
__________
Nevada - 2.2%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,050
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	2,705	3,385
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,123
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,233
__________
		8,791
__________
New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	656
__________
		656
__________
New Jersey - 4.3%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	689
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,133
5.00%, 2021	200	231
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,121
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,369
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.34%, 2017[1]	1,025	1,025
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	1,340	1,700
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,493
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.12%, 2024[1]	2,050	2,054
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.12%, 2024[1]	1,150	1,152
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,392
5.00%, 2021	2,000	2,286
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	586
__________
		17,231
__________
New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,056
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.323%, 2028[1]	35	35
__________
		2,091
__________
New York - 5.3%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	492

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
New York - continued
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	$2,000	$2,091
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.99%, 2025[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	102
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.44%, 2020[1]	2,000	2,018
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.02%, 2039[1]	2,000	1,987
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,496
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,048
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	332
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	111
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,052
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,795
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[3]	457	480
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	238
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,000	2,175
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,919
__________
		21,336
__________
North Carolina - 1.2%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	464
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	187
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,677
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,401
__________
		4,729
__________
North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	350	370
__________
		370
__________
Ohio - 4.2%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,273
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (AGC Insured), 5.00%, 2017	475	484
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,175
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	484
5.00%, 2027	1,425	1,702
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,086
5.00%, 2019	2,000	2,246
5.00%, 2020	1,030	1,187
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	229
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,220	1,434
5.00%, 2027	300	371

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Ohio - continued
5.00%, 2028	$585	$720
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 2019	800	876
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,058
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 2020	1,000	1,104
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,578
__________
		17,007
__________
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	218
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.24%, 2023[1]	1,380	1,378
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	925
__________
		2,521
__________
Oregon - 1.4%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,520
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	724
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	904
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	1,000	1,105
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,275	1,400
__________
		5,653
__________
Pennsylvania - 2.7%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	478
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	364
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	489
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	944
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,559
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,052
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 1.12%, 2018[1]	1,500	1,498
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.42%, 2021[1]	950	946
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,276
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	228
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,045
__________
		10,879
__________
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	449
5.00%, 2016	400	401
5.00%, 2017	500	505

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Puerto Rico - continued
5.00%, 2019	$710	$727
__________
		2,082
__________
Rhode Island - 0.6%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,148
5.00%, 2022	500	598
5.00%, 2023	500	609
__________
		2,355
__________
South Carolina - 2.2%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,103
5.00%, 2020	500	583
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,312
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	1,860	2,047
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	555	590
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,202
__________
		8,837
__________
South Dakota - 0.5%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	1,985	2,158
__________
		2,158
__________
Tennessee - 1.3%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	110
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/17 @ 100), 1.04%, 2038[1]	715	714
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 04/01/17 @ 100), 1.04%, 2038[1]	685	685
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	625	667
4.00%, 2045	955	1,040
4.50%, 2037	570	613
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	870	953
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	310	323
__________
		5,105
__________
Texas - 5.2%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	286
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.19%, 2034[1]	1,400	1,399
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,648

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Texas - continued
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	$1,000	$1,080
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,068
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.82%, 2033[1]	3,150	3,139
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 2016	100	100
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	955	967
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	101
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,049
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,166
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	500	505
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	470
5.00%, 2018	275	301
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	141
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.505%, 2031[1]	175	175
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	1,032
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	454
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.872%, 2036[1]	750	748
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	368
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,020
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	92
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	108
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,109
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,358
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	185
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	196
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	627
__________
		20,908
__________
Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	918
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	211
__________
		1,129
__________

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Washington - 1.6%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	$1,000	$1,042
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	102
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	56
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	110
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,319
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	950
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,278
5.00%, 2026	500	607
__________
		6,464
__________
West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,528
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,012
__________
		3,540
__________
Wisconsin - 1.1%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,247
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	359
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
4.20%, 2018	100	107
5.00%, 2024	525	672
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,263
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	928
__________
		4,576
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,830	1,920
__________
		1,920
__________
Total municipals		386,049
__________
Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	456
__________
		456
__________
Total corporate bonds & notes		456
__________
Total bonds & notes (cost: $372,979,000)		386,505
__________

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Short-term securities - 4.5%
California Edu. Facs. Auth. Rev., 0.30%, November 03, 2016[1]	$5,000	$4,997
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.39%, August 01, 2020[1]	1,200	1,200
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.39%, January 01, 2036[1]	1,150	1,150
City of New York, Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Series 1, 0.39%, November 01, 2022[1]	2,000	2,000
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.40%, January 01, 2033[1]	620	620
Connecticut States of Health & Edu Facs. Auth. Rev., 0.43%, September 02, 2016[1]	3,000	3,000
Massachusetts States of Health & Edu. Facs. Auth. Rev., 0.43%, September 08, 2016[1]	1,900	1,900
Montgomery County of Maryland, 0.45%, August 09, 2016[1]	1,000	1,000
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.40%, July 01, 2034[1]	835	835
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 0.39%, July 01, 2031[1]	525	525
Syracuse Ind. Dev. Agcy., College & Univ. Imps. Rev. Bonds, Series A-1, 0.40%, July 01, 2037[1]	215	215
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.87%, April 01, 2033[1]	600	600
__________
Total short-term securities (cost: $18,042,000)		18,042
__________
Total investment securities (cost: $391,021,000)		404,547
Other assets less liabilities		(1,569)
__________
Net assets		$402,978
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $3,497,000, representing 0.87% of net assets.

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2016 (unaudited)

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 85.0%
Alabama - 1.3%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$2,000	$2,241
__________
		2,241
__________
Arizona - 0.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	353
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 2017	250	260
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	576
__________
		1,189
__________
California - 11.2%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.34%, 2045[1]	1,500	1,499
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	631
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	583
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	304
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2021	640	700
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,151
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,129
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	607
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,170
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2018	400	424
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	221
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,118
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	489
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds, (AGM Insured), 5.00%, 2022	720	878
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	700
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	583
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	455
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	235	274
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	161
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	725	872
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.06%, 2035[1]	650	651
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	232
State of California, G.O. Prop. Tax Ref. Bonds, 2.00%, 2016	1,500	1,500
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,072
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	415
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
3.00%, 2017	275	282
5.00%, 2021	250	298
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	300

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	$375	$478
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2021	150	172
__________
		19,349
__________
Colorado - 0.4%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	553
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	169
__________
		722
__________
Connecticut - 2.5%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	400	433
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	650	711
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,115	1,180
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	300	328
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	670	720
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	1,004
__________
		4,376
__________
Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	272
__________
		272
__________
Florida - 3.5%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,344
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	616
City of Lakeland Dept. of Electric Utils., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	350	420
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	265	282
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	155	165
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	312
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	781
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	583
Tampa Bay Water, Water Rev. Ref. Bonds, Series A, 5.00%, 2017	450	473
__________
		5,976
__________
Georgia - 3.7%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	262
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	105
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,139
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 1.39%, 2035[1]	400	400
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	570	607

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Georgia - continued
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	$200	$214
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,292
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.74%, 2025[1]	1,300	1,300
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.72%, 2025[1]	1,000	999
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	128
__________
		6,446
__________
Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	610
__________
		610
__________
Hawaii - 0.0%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	74
__________
		74
__________
Illinois - 5.9%
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	327
5.00%, 2018	200	210
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	567
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,120
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	318
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,303
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,136
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.44%, 2050[1]	1,000	995
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,587
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	704
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	750
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	524
__________
		10,126
__________
Indiana - 1.9%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	202
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,250	1,506
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A:
3.00%, 2020	210	227
5.00%, 2018	500	541
5.00%, 2022	540	660
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	233
__________
		3,369
__________

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Kentucky - 1.5%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	$125	$132
Kentucky State Prop. & Building Commission., Lease Rev. Ref. Bonds, Series B, 5.00%, 2022	2,000	2,413
__________
		2,545
__________
Louisiana - 0.8%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	750	792
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	612
__________
		1,404
__________
Maine - 0.4%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	678
__________
		678
__________
Massachusetts - 2.5%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.74%, 2043[1]	1,750	1,749
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.99%, 2038[1]	1,290	1,290
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	915	1,002
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	220	238
__________
		4,279
__________
Michigan - 3.0%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,067
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	777
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S. Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	915	989
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,144
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	329
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	351
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	557
__________
		5,239
__________
Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	180	188
__________
		188
__________
Missouri - 1.3%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	343
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,400	1,523
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	335	352
__________
		2,218
__________

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Nebraska - 2.0%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	$1,000	$1,130
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	340	351
3.50%, 2046	400	433
4.00%, 2044	865	930
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	185	187
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	425	434
__________
		3,465
__________
Nevada - 0.4%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2017	750	781
__________
		781
__________
New Jersey - 3.7%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	597
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	815
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	550	646
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.12%, 2024[1]	500	501
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.12%, 2024[1]	500	501
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	560
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	803
5.00%, 2019	1,500	1,651
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	251
__________
		6,325
__________
New Mexico - 1.2%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,028
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,028
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.323%, 2028[1]	35	35
__________
		2,091
__________
New York - 5.8%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	618
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.99%, 2025[1]	2,000	2,000
City of New York, Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	15	15
City of New York, Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	856
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.34%, 2018[1]	650	653
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.02%, 2039[1]	2,600	2,583

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
New York - continued
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	$500	$503
New York State Dormitory Auth., Income Tax Econ. Dev. & Housing Rev. Ref. Bonds, Series A, 5.00%, 2016	1,000	1,018
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	335
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	338	355
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	1,000	1,088
__________
		10,024
__________
North Carolina - 0.3%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	457
__________
		457
__________
North Dakota - 1.5%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	155	164
4.00%, 2038	1,520	1,644
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	645	708
__________
		2,516
__________
Ohio - 2.8%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (AGC Insured), 5.00%, 2017	750	764
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	232
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	476
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	315	336
State of Ohio, Public Imps. Misc. Rev. Bonds, Series 2016-1, 5.00%, 2022	2,500	3,069
__________
		4,877
__________
Oklahoma - 0.1%
Stillwater Utils. Auth., Power Plants (Non-Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	166
__________
		166
__________
Oregon - 3.9%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,014
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.44%, 2022[1]	2,225	2,225
State of Oregon, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 2.00%, 2017	2,000	2,027
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,270	1,395
__________
		6,661
__________
Pennsylvania - 1.2%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	260
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,758
__________
		2,018
__________

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	$350	$356
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	250	250
5.00%, 2017	250	253
__________
		859
__________
Rhode Island - 1.2%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,081
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	905	972
__________
		2,053
__________
South Carolina - 1.0%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	735	809
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	330	351
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	490
__________
		1,650
__________
South Dakota - 0.4%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	298
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	365	397
__________
		695
__________
Tennessee - 2.5%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/17 @ 100), 1.04%, 2038[1]	360	360
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 04/01/17 @ 100), 1.04%, 2038[1]	340	340
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	325	347
4.00%, 2045	830	896
4.00%, 2045	1,900	2,069
4.50%, 2037	300	322
__________
		4,334
__________
Texas - 8.1%
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	634
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.19%, 2034[1]	600	600
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 1.04%, 2034[1]	1,000	1,000
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,080
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,068
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	512

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - continued
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.82%, 2033[1]	$1,650	$1,644
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	479
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	100	101
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	219
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	566
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	353
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.505%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	485
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.872%, 2036[1]	650	648
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	612
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	453
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.82%, 2041[1]	1,000	994
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	536
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	200	215
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	632
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	501
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.79%, 2032[1]	500	500
__________
		14,007
__________
Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	485	532
__________
		532
__________
Virginia - 1.7%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	290
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	680
5.00%, 2020	1,000	1,152
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	772
__________
		2,894
__________
Washington - 3.0%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	303
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,634
5.00%, 2019	900	1,013
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.44%, 2035[1]	2,000	1,985
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	255	268
__________
		5,203
__________

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
West Virginia - 1.0%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.97%, 2041[1]	$1,750	$1,738
__________
		1,738
__________
Wisconsin - 0.8%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	359
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,088
__________
		1,447
__________
Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	700	735
__________
		735
__________
Total bonds & notes (cost: $145,030,000)		146,829
__________
Short-term securities - 16.7%
California Edu. Facs. Auth. Rev., 0.30%, November 03, 2016[1]	$5,000	4,997
City of New York, G.O. Public Imps. Prop. Tax Bonds, SubSeries L-4, 0.40%, April 01, 2038[1]	1,505	1,505
City of New York, Transitional Fin. Auth., Public Imps. Rev. Bonds, 0.39%, February 01, 2045[1]	2,000	2,000
City of Phoenix, Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.37%, November 15, 2052[1]	3,000	3,000
Connecticut States of Health & Edu Facs. Auth. Rev., 0.43%, September 02, 2016[1]	1,000	1,000
Massachusetts States of Health & Edu. Facs. Auth. Rev., 0.43%, September 08, 2016[1]	2,000	2,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.35%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.40%, December 01, 2030[1]	2,470	2,470
Missouri State Health & Educ. Facs. Auth., College & Univ., Rev. Bonds, Series A, 0.40%, September 01, 2030[1]	3,000	3,000
Montgomery County of Maryland, 0.45%, August 09, 2016[1]	1,000	1,000
New York City Ind. Dev. Agcy., Ind. Imps. Rev. Ref. Bonds, 0.35%, June 01, 2035[1]	1,000	1,000
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 0.39%, July 01, 2031[1]	3,000	3,000
Syracuse Ind. Dev. Agcy., College & Univ. Imps. Rev. Bonds, Series A-1, 0.40%, July 01, 2037[1]	2,850	2,850
__________
Total short-term securities (cost: $28,822,000)		28,822
__________
Total investment securities (cost: $173,852,000)		175,651
Other assets less liabilities		(2,878)
__________
Net assets		$172,773
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $355,000, representing 0.21% of net assets.

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 95.9%
California - 92.6%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,131
5.00%, 2020	715	817
5.00%, 2021	495	578
5.00%, 2022	1,000	1,191
5.00%, 2023	500	603
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	1,500	1,618
5.25%, 2020	765	834
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	446
5.00%, 2020	550	632
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	627
5.00%, 2022	225	235
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	462
5.00%, 2024	400	501
5.00%, 2025	515	640
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,203
5.00%, 2022	975	1,198
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	954
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	551
5.00%, 2025	425	513
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	588
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	310
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.54%, 2045[1]	4,200	4,244
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.34%, 2045[1]	2,800	2,798
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,500	1,507
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	656
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.04%, 2034[1]	1,000	996
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	625
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds, 4.00%, 2021	700	722
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,278
5.00%, 2021	550	633
5.00%, 2021	700	840
5.50%, 2029	300	342
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	133
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	194
5.00%, 2025	1,000	1,277
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	638
4.00%, 2022	500	566
4.50%, 2017	335	351
5.00%, 2021	535	632
5.00%, 2024	100	111

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 2016	$710	$711
5.00%, 2018	1,100	1,199
5.00%, 2025	400	507
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	301
5.00%, 2022	770	844
5.00%, 2024	150	179
5.00%, 2025	375	446
5.00%, 2026	300	389
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,551
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	109
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,153
5.00%, 2022	175	213
5.00%, 2023	135	166
5.00%, 2025	130	166
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	598
5.00%, 2020	675	774
5.00%, 2020	500	589
5.00%, 2021	350	424
5.00%, 2023	1,000	1,237
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	441
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,976
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	290
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.72%, 2047[1]	1,000	994
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.72%, 2038[1]	1,500	1,499
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.64%, 2037[1]	1,000	1,003
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	109
4.50%, 2026	100	109
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	106
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	362
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	556
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	502
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	156
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.94%, 2045[1]	1,425	1,419
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	500	611
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,074
5.00%, 2025	500	636
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,185
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	810
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	215

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2018	$1,000	$1,079
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	100	108
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	103
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	243
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	87
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	145
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,348
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 4.50%, 2016	510	517
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity), 4.50%, 2016	15	15
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	76
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	216
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,444
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	983
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	746
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	825
5.00%, 2023	250	317
5.00%, 2025	1,500	1,972
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	500	586
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,114
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	110
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	670
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	703
3.00%, 2021	600	603
5.00%, 2025	300	388
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	600	666
5.00%, 2019	1,000	1,136
5.00%, 2021	1,000	1,167
5.00%, 2023	1,100	1,328
5.00%, 2024	300	356
5.00%, 2025	750	951
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	611
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 2021	1,100	1,301
5.00%, 2026	650	850
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	245
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,937
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	920
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	327

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	$2,000	$2,146
5.00%, 2024	600	640
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	582
5.00%, 2022	450	547
5.00%, 2025	665	834
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	569
5.00%, 2022	1,355	1,612
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,574
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	339
3.15%, 2021	570	621
3.55%, 2023	350	388
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	656
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,285
3.00%, 2020	1,250	1,342
3.25%, 2022	700	772
3.375%, 2023	850	952
4.00%, 2018	500	533
4.00%, 2022	400	460
5.00%, 2021	500	597
5.00%, 2028	500	599
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,809
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	304
5.00%, 2020	400	453
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	116
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	639
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,377
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 2017	120	120
City of Roseville, Special Tax Ref. Bonds, 4.00%, 2016	2,000	2,006
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,506
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	749
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[2]	500	419
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	995
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	572
5.00%, 2023	450	547
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	187
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	95	99
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,550
5.00%, 2024	860	1,031
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	735

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2022	$200	$245
Eastern Municipal Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	628
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	662
5.00%, 2027	500	621
5.00%, 2030	1,000	1,225
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	737
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	911
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,083
5.00%, 2026	1,000	1,252
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2024	1,000	1,251
5.00%, 2025	1,095	1,391
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,100	2,176
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	490
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	518
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[2]	1,500	1,228
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), , 0.00%, 2024[2]	2,000	1,715
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	432
5.00%, 2020	1,200	1,381
5.00%, 2021	1,200	1,419
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	318
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	728
5.00%, 2028	720	862
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	612
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	106
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	22
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	88
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	825
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	103
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	615
5.00%, 2029	710	866
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	2,002
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	550
5.00%, 2019	200	226
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,415
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	736
5.00%, 2025	770	973

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	$840	$869
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	848
5.00%, 2021	500	601
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	16
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	92
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	691
5.00%, 2023	700	855
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,130
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,454
5.00%, 2024	1,000	1,268
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,124
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,516
Los Angeles County, G.O. General Fund Public Imps. Bonds, 3.00%, 2017	1,000	1,023
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	223
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	957
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	811
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2021	1,000	1,202
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,129
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,453
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,165
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	112
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,051
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,500	1,268
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,348
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	601
5.00%, 2028	250	309
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.82%, 2027[1]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	417
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 0.00%, 2028[2]	625	466
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 0.00%, 2024[2]	565	494
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	432
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	472
5.00%, 2020	375	434
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A, , 5.00%, 2024	2,000	2,484
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	599
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,231
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	1,000	1,141
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	208
5.00%, 2019	200	226
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	544

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A:
5.00%, 2029	$500	$613
5.00%, 2030	500	612
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	677
5.00%, 2024	1,000	1,229
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	427
4.00%, 2021	1,485	1,671
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	891
5.00%, 2021	375	445
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	884
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2029	1,000	1,264
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A ( AGC Insured), 0.00%, 2028[2]	1,000	702
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,217
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	515
3.75%, 2018	770	796
4.00%, 2022	440	502
5.00%, 2020	595	682
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	1,029
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	610
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,156
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	905
5.00%, 2025	750	943
5.00%, 2026	600	749
5.00%, 2028	800	987
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	868
5.00%, 2032	240	295
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	477
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,337
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	621
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	472
5.00%, 2021	1,040	1,241
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, 2016	1,120	1,123
5.00%, 2021	1,000	1,197
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	440
5.00%, 2026	400	498
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	616
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,517
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	498

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	$585	$746
5.00%, 2028	250	312
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	708
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	844
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,091
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	279
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	920
5.00%, 2020	700	808
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	598
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	757
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	112
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	107
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	500	639
5.00%, 2025	500	649
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	928
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	112
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,302
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	449
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	335
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	276
5.00%, 2018	275	299
5.25%, 2019	290	330
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	372
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	550
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	927
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,295
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	571
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	835
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,254
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	760
5.00%, 2020	500	582
5.00%, 2022	500	613
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	227
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	893
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	312

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	$1,475	$1,876
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	375
5.00%, 2024	530	663
5.00%, 2025	375	460
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,140
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2028	590	671
5.00%, 2025	1,110	1,390
5.00%, 2027	460	572
Seal Beach Community Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	160
3.00%, 2024	145	153
3.00%, 2025	365	384
3.00%, 2026	150	156
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	299
5.00%, 2023	500	621
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,188
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.77%, 2017[1]	1,725	1,718
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	217
5.00%, 2020	1,550	1,807
5.00%, 2023	800	928
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	559
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	380
5.00%, 2021	750	901
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,128
5.00%, 2020	245	286
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	110
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.06%, 2035[1]	1,475	1,476
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	114
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	1,500	1,534
5.00%, 2017	2,165	2,223
5.00%, 2019	2,000	2,219
5.00%, 2019	600	670
5.00%, 2020	2,700	3,096
5.00%, 2020	1,000	1,172
5.00%, 2024	800	1,011
5.25%, 2020	650	744
State of California, G.O. Misc. Rev. Ref. Bonds:
1.35%, 2019	1,125	1,149
3.00%, 2016	1,500	1,500

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.89%, 2033[1]	$2,900	$2,891
State of California, G.O. Prop. Tax Ref. Bonds, 2.00%, 2016	1,000	1,000
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	108
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2016	2,460	2,480
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	1,000	1,090
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,203
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	892
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	250
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	486
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,129
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	692
5.00%, 2030	545	678
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,652
5.25%, 2024	100	111
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	531
5.00%, 2020	610	697
5.00%, 2022	700	819
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2025	500	626
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	1,012
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	469
5.00%, 2025	335	432
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	580
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	479
5.00%, 2022	340	415
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	745
5.00%, 2032	1,200	1,478
__________
		305,469
__________
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	100	105
__________
		105
__________
Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	409
5.00%, 2022	710	847

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
Guam - continued
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	$1,100	$1,328
__________
		2,584
__________
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	112
__________
		112
__________
Michigan - 0.1%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	112
__________
		112
__________
Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, 2038	330	357
__________
		357
__________
Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.44%, 2022[1]	1,000	1,000
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	100	102
__________
		1,102
__________
Puerto Rico - 1.2%
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,433
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	350	351
5.00%, 2017	500	505
5.00%, 2019	500	512
5.00%, 2021	1,000	1,034
__________
		3,835
__________
Texas - 0.3%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.19%, 2034[1]	1,100	1,099
__________
		1,099
__________
U. S. Virgin Islands - 0.5%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	1,400	1,537
__________
		1,537
__________
Total bonds & notes (cost: $301,538,000)		316,312
__________
Short-term securities - 2.9%
California Edu. Facs. Auth., Rev., 0.44%, October 05, 2016[1]	3,000	3,000

Capital Group California Core Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Short-term securities - continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.38%, July 01, 2041[1]	$3,700	$3,700
City of Irvine California, Special Assessment Ref. Bonds, 0.35%, September 02, 2050[1,3]	1,000	1,000
State of California G.O., 0.43%, September 06, 2016[1]	1,000	1,000
Univ. of California, College & Univ. Rev. Ref. Bonds, Series AL-1, 0.41%, May 15, 2048[1]	1,000	1,000
__________
Total short-term securities (cost: $9,700,000)		9,700
__________
Total investment securities (cost: $311,238,000)		326,012
Other assets less liabilities		3,947
__________
Net assets		$329,959
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $1,000,000, representing 0.30% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 92.9%
California - 89.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	$200	$200
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	250	268
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	576
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	528
Anaheim Public Fncg. Auth., Recreational Fac. Imps. Lease Rev. Bonds (AGM Insured), 0.00%, 2022[1]	1,000	895
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[2]
1.34%, 2045	500	500
1.34%, 2047	250	250
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[2]	750	753
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.14%, 2047[2]	800	800
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[2]	600	606
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	265
5.00%, 2017	400	412
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.04%, 2034[2]	250	249
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.14%, 2034[2]	250	249
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	789
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	539
5.00%, 2020	700	822
5.00%, 2022	500	615
California Educ. Fac. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2017	200	205
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, 2016	75	75
4.00%, 2017	100	102
5.00%, 2016	250	252
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 2016	400	403
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	427
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	532
5.00%, 2018	500	545
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	249
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 2016	200	200
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	446
5.00%, 2019	500	554
5.00%, 2019	200	226
5.00%, 2020	150	173
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	210
4.00%, 2019	500	540
4.00%, 2020	625	696
5.00%, 2018	500	549
5.00%, 2019	525	598
5.00%, 2019	300	343

California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[2]	1,075	1,131

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[2]	$500	$581
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.72%, 2047[2]	500	497
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.72%, 2038[2]	600	599
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	206
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	500	539
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	177
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	434
5.00%, 2018	400	429
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	219
4.00%, 2019	500	552
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	275	290
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	273
5.00%, 2020	700	810
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	451
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2016	240	242
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2017	475	502
5.00%, 2018	400	440
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[2]	600	620
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,105
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	177
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,412
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	318
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	761
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	564
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2017	500	524
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	1,745	1,894
5.00%, 2019	380	429
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	548
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	535
4.00%, 2019	300	330
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	239
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,505
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	280

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	$500	$543
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2017	700	718
5.00%, 2018	600	642
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	479
5.00%, 2020	545	626
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	748
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	535
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	546
5.00%, 2019	950	1,077
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	436
5.00%, 2020	500	576
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	663
5.00%, 2020	500	585
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	540
5.00%, 2019	500	559
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[1]	1,100	1,045
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	359
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,088
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 2016	300	304
5.00%, 2018	425	468
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2021	305	364
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	535
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	769
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,130
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,211
5.00%, 2019	700	797
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	812
Los Angeles County, G.O. General Fund Public Imps. Bonds, 3.00%, 2017	1,000	1,023
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	476
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,241
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	543
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	250	287
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	658
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.82%, 2027[2]	500	500
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2017	750	778
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	544
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	369
4.00%, 2018	300	320
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	408
5.00%, 2019	200	225

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2021	$200	$237
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	413
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	926
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	419
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	538
4.00%, 2020	490	547
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	275	311
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	536
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	962
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	339
Roseville Finance Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	512
4.00%, 2022	620	712
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	552
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	236
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	262
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	266
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	528
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	415
5.00%, 2018	500	546
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2017	650	676
5.00%, 2018	100	108
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	323
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	541
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	500	517
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	994
5.00%, 2021	365	439
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	540
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	581
5.00%, 2022	250	305
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	1,000	1,164
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	259
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	542
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2016	300	300
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	321
4.00%, 2019	475	523
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	872
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	401
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	803
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.77%, 2017[2]	1,075	1,070
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	750	782

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2018	$200	$217
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	380
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	677
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	326
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.06%, 2035[2]	1,050	1,051
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.156%, 2029[2]	500	501
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,067
5.00%, 2019	650	721
5.00%, 2021	500	600
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	1,029
State of California, G.O. Misc. Rev. Ref. Bonds:
1.35%, 2019	425	434
3.00%, 2016	1,000	1,000
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.89%, 2033[2]	1,500	1,495
State of California, G.O. Prop. Tax Ref. Bonds, 2.00%, 2016	1,000	1,000
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 1.19%, 2017[2]	400	400
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	611
5.50%, 2019	1,000	1,129
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	500	545
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	580
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 4.00%, 2017	350	358
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	589
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	763
5.00%, 2021	500	596
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	614
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	550
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	250	262
5.00%, 2017	300	306
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	320
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	282
Univ. of California, College & Univ. Rev. Ref. Bonds, Series AL-4, 0.40%, 2048[2]	2,000	2,000
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	319
5.00%, 2021	265	316
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	315
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	755	830
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	203
4.00%, 2022	120	140

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	$300	$382
__________
		107,108
__________
Guam - 0.6%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	361
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	300	305
__________
		666
__________
Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	529
__________
		529
__________
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	105	111
__________
		111
__________
Massachusetts - 0.2%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.87%, 2018[2]	175	175
__________
		175
__________
Puerto Rico - 1.1%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	814
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	200	200
5.00%, 2017	250	253
__________
		1,267
__________
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	800	878
__________
		878
__________
Total bonds & notes (cost: $109,058,000)		110,734
__________
Short-term securities - 7.5%
California Edu. Facs. Auth., Rev., 0.01%, October 05, 2016[2]	1,000	1,000
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.38%, July 01, 2041[2]	2,000	2,000
City of Irvine California, Special Assessment Ref. Bonds, 0.35%, September 02, 2050[2,3]	1,000	1,000
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-3, VRDN, 0.30%, July 01, 2035[2]	3,000	3,000
State of California G.O., 0.01%, September 06, 2016[2]	1,000	1,000

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Short-term securities - continued
Univ. of California, College & Univ. Rev. Ref. Bonds, Series AL-1, 0.41%, May 15, 2048[2]	$1,000	$1,000
__________
Total short-term securities (cost: $9,000,000)		9,000
__________
Total investment securities (cost: $118,058,000)		119,734
Other assets less liabilities		(517)
__________
Net assets		$119,217
__________
__________

[1]	Zero coupon bond; interest rate represents current yield to maturity.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $1,000,000, representing 0.84% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 94.7%
U.S. government & government agency bonds & notes - 53.5%
Fannie Mae:
1.25%, 2016	$1,000	$1,001
1.75%, 2019	1,545	1,586
2.125%, 2026	400	414
Federal Home Loan Banks:
0.625%, 2017	1,225	1,224
1.875%, 2020	2,910	2,998
Freddie Mac, 1.00%, 2017	350	351
U.S. Treasury Bonds:
7.625%, 2025	750	1,131
3.00%, 2045	500	589
2.50%, 2046	420	449
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2017	1,819	1,820
0.125%, 2021	8,005	8,169
0.25%, 2025	4,407	4,493
0.625%, 2026	3,311	3,494
2.00%, 2026	605	714
0.75%, 2045	204	213
U.S. Treasury Inflation Indexed Notes:
2.375%, 2017	393	397
0.125%, 2020	1,662	1,692
0.375%, 2023	516	534
0.375%, 2025	3,317	3,431
U.S. Treasury Notes:
0.625%, 2016	1,000	1,000
1.00%, 2016	1,000	1,001
0.625%, 2017	2,585	2,586
0.875%, 2017	1,000	1,003
0.875%, 2017	1,000	1,003
0.875%, 2017	2,000	2,007
1.00%, 2017	1,000	1,003
4.50%, 2017	18,305	18,871
4.625%, 2017	4,000	4,090
8.75%, 2017	490	522
0.75%, 2018	500	501
0.875%, 2018	3,300	3,314
1.25%, 2018	500	506
1.25%, 2018	6,515	6,598
1.375%, 2018	250	253
1.50%, 2018	1,000	1,019
3.75%, 2018	3,800	4,065
3.875%, 2018	1,000	1,058
0.75%, 2019	1,390	1,391
0.875%, 2019	4,720	4,736
1.00%, 2019	500	503
1.25%, 2019	500	507
1.50%, 2019	2,750	2,809
1.50%, 2019	1,000	1,022
1.625%, 2019	1,000	1,025
1.625%, 2019	750	769
1.625%, 2019	500	513
1.75%, 2019	2,000	2,059

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.375%, 2020	$4,615	$4,698
1.375%, 2020	1,000	1,018
1.375%, 2020	4,850	4,935
1.625%, 2020	3,215	3,303
1.625%, 2020	2,500	2,570
2.00%, 2020	1,000	1,043
1.125%, 2021	3,010	3,024
1.25%, 2021	2,360	2,387
1.375%, 2021	6,650	6,761
1.375%, 2021	5,095	5,182
1.875%, 2021	500	520
2.125%, 2021	1,000	1,054
3.125%, 2021	2,000	2,196
1.50%, 2022	1,750	1,786
1.75%, 2022	2,000	2,067
1.875%, 2022	2,000	2,081
2.125%, 2022	3,000	3,165
2.125%, 2022	4,700	4,957
1.375%, 2023	1,725	1,736
1.50%, 2023	4,750	4,822
1.625%, 2023	2,000	2,046
1.625%, 2023	4,000	4,092
1.75%, 2023	1,000	1,032
1.75%, 2023	1,680	1,733
2.00%, 2023	2,000	2,096
2.50%, 2023	1,050	1,138
2.75%, 2023	2,250	2,480
2.75%, 2024	5,000	5,519
2.00%, 2025	2,000	2,096
2.00%, 2025	2,000	2,097
1.625%, 2026	3,000	3,046
__________
Total U.S. government & government agency bonds & notes		187,114
__________
Mortgage-backed obligations - 9.1%
Federal agency mortgage-backed obligations - 5.1%
Fannie Mae:
4.50%, 2019	36	37
4.50%, 2020	212	217
3.50%, 2025	2,877	3,050
5.50%, 2037	11	12
5.50%, 2038	556	626
5.00%, 2041	937	1,041
5.00%, 2041	225	249
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021	524	576
2.373%, 2022	250	260
2.791%, 2022	1,320	1,404
Freddie Mac:
3.50%, 2034	2,501	2,663
3.50%, 2045	2,764	2,964
Freddie Mac REMICS, 6.00%, 2037	33	38
Ginnie Mae:

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
4.50%, 2040	$89	$97
4.00%, 2046, TBA	2,570	2,744
5.616%, 2059	234	239
1.446%, 2062[1]	630	634
5.075%, 2064	231	244
6.64%, 2064	843	896
__________
		17,991
__________
Commercial mortgage-backed securities - 4.0%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	623
Commercial Mortgage Trust, 5.292%, 2046	283	286
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	890	943
Credit Suisse Commercial Mortgage Trust, 5.695%, 2040[1]	531	546
DBUBS Mortgage Trust, Series 144A, 3.742%, 2046[2]	25	26
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.488%, 2024	118	118
1.588%, 2025	178	178
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	291	294
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	480	483
3.367%, 2030	725	731
JPMorgan Chase Commercial Mortgage Securities Trust:
5.44%, 2045	314	314
5.699%, 2049[1]	630	643
5.85%, 2051[1]	276	285
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	600	609
5.493%, 2040[1]	680	694
5.873%, 2044[1]	296	306
6.157%, 2045[1]	500	526
Merrill Lynch Mortgage Trust, 5.8262%, 2050[1]	730	750
ML-CFC Commercial Mortgage Trust, 5.8755%, 2049[1]	541	556
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	726
Morgan Stanley Capital I Trust, 5.319%, 2043	352	353
Station Place Securitization Trust, 1.487%, 2017[1]	1,000	1,000
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,650	1,672
5.591%, 2047[1]	510	520
5.702%, 2049[1]	725	743
__________
		13,925
__________
Total mortgage-backed obligations		31,916
__________
Corporate bonds & notes - 23.0%
Banks - 4.2%
Bank of America Corp.:
2.625%, 2020	735	752
3.875%, 2025	865	930
BB&T Corp.:

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Banks - continued
2.05%, 2018	$500	$508
2.625%, 2020	385	400
BNP Paribas SA, 1.1364%, 2017[1]	520	520
Citigroup, Inc.:
2.35%, 2021	1,005	1,011
4.45%, 2027	390	410
Credit Suisse Group Funding Guernsey Ltd., Series 144A, 3.80%, 2023[2]	500	508
HSBC Holdings PLC, 2.95%, 2021	660	672
JPMorgan Chase & Co.:
2.55%, 2021	645	661
3.20%, 2023	125	131
Morgan Stanley:
2.125%, 2018	300	303
2.50%, 2021	500	507
3.125%, 2026	260	263
3.875%, 2026	570	610
PNC Bank NA:
1.45%, 2019	690	692
2.15%, 2021	1,000	1,021
The Bank of New York Mellon Corp., 2.10%, 2019	500	511
The Goldman Sachs Group, Inc.:
2.60%, 2020	510	523
2.625%, 2021	415	423
3.75%, 2026	845	896
4.75%, 2045	175	200
Wells Fargo & Co.:
2.10%, 2021	1,360	1,368
2.50%, 2021	820	842
__________
		14,662
__________
Pharmaceuticals - 2.1%
Abbvie, Inc.:
2.50%, 2020	1,060	1,089
2.30%, 2021	340	347
3.20%, 2022	165	173
2.85%, 2023	80	82
3.60%, 2025	150	159
Actavis Funding SCS:
3.00%, 2020	485	505
3.45%, 2022	490	516
3.80%, 2025	490	522
AstraZeneca PLC, 3.375%, 2025	445	478
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	580	604
Johnson & Johnson, 2.45%, 2026	320	334
Merck & Co., Inc., 1.10%, 2018	250	251
Novartis Securities Investment Ltd., 5.125%, 2019	300	330
Pfizer, Inc., 0.9525%, 2018[1]	500	501
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	166
1.70%, 2019	165	166
2.20%, 2021	600	604

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pharmaceuticals - continued
2.80%, 2023	$190	$194
3.15%, 2026	200	205
4.10%, 2046	30	31
__________
		7,257
__________
Electric - 1.8%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	322
CMS Energy Corp., 3.875%, 2024	400	441
Exelon Corp., 3.40%, 2026	65	68
Pacific Gas & Electric Co., 2.45%, 2022	300	308
PacifiCorp, 5.65%, 2018	755	823
Progress Energy, Inc., 7.05%, 2019	930	1,057
PSEG Power LLC, 2.75%, 2016	250	251
Public Service Electric & Gas Co., 1.90%, 2021	270	277
Southern California Edison Co., 1.125%, 2017	430	431
Tampa Electric Co., 2.60%, 2022	350	362
Virginia Electric and Power Co.:
1.20%, 2018	620	622
3.10%, 2025	1,020	1,089
Xcel Energy, Inc., 3.30%, 2025	190	203
__________
		6,254
__________
Pipelines - 1.5%
Boardwalk Pipelines LP, 4.95%, 2024	460	456
Enbridge Energy Partners LP, 5.875%, 2025	230	254
Enbridge, Inc.:
5.60%, 2017	790	810
4.00%, 2023	505	507
EnLink Midstream Partners LP, 4.40%, 2024	220	215
Enterprise Products Operating LLC, 3.70%, 2026	80	84
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	441
Kinder Morgan, Inc., 4.30%, 2025	1,010	1,048
Spectra Energy Partners LP, 2.95%, 2018	500	511
TC PipeLines LP, 4.375%, 2025	415	416
Williams Partners LP, 4.50%, 2023	535	534
__________
		5,276
__________
Healthcare-services - 1.3%
Aetna, Inc.:
1.50%, 2017	350	351
1.70%, 2018	220	222
1.90%, 2019	255	259
2.40%, 2021	685	699
2.80%, 2023	60	62
3.20%, 2026	665	683
4.25%, 2036	120	125
4.375%, 2046	220	229
Anthem, Inc.:
2.30%, 2018	285	289

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Healthcare-services - continued
4.35%, 2020	$300	$329
Laboratory Corp. of America Holdings, 4.70%, 2045	135	149
UnitedHealth Group, Inc.:
1.40%, 2017	250	251
3.35%, 2022	380	409
3.75%, 2025	460	513
__________
		4,570
__________
Oil & gas - 1.2%
Anadarko Petroleum Corp.:
6.375%, 2017	32	34
4.85%, 2021	65	69
5.55%, 2026	145	159
ConocoPhillips Co.:
4.20%, 2021	155	165
4.95%, 2026	235	262
Devon Energy Corp., 2.25%, 2018	225	225
Ensco PLC, 5.20%, 2025	50	34
Exxon Mobil Corp., 0.8025%, 2019[1]	1,115	1,108
Husky Energy, Inc., 7.25%, 2019	250	287
Petroleos Mexicanos Co., Series 144A, 6.375%, 2021[2]	300	330
Phillips 66, 4.30%, 2022	290	318
Shell International Finance BV:
1.875%, 2021	265	267
2.875%, 2026	335	342
Statoil ASA, 3.25%, 2024	85	91
Total Capital International SA, 2.875%, 2022	230	242
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	198
__________
		4,131
__________
Auto Manufacturers - 1.1%
Daimler Finance North America LLC, Series 144A:[2]
1.617%, 2018[1]	350	351
3.30%, 2025	250	266
Ford Motor Credit Co. LLC:
3.157%, 2020	550	568
3.219%, 2022	205	213
General Motors Co., 4.00%, 2025	145	150
General Motors Financial Co., Inc.:
3.10%, 2019	975	997
3.70%, 2020	320	332
4.30%, 2025	535	561
5.25%, 2026	80	90
Toyota Motor Credit Corp., 1.45%, 2018	350	352
__________
		3,880
__________
Insurance - 1.0%
American International Group, Inc., 2.30%, 2019	495	507
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	765

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Insurance - continued
Chubb INA Holdings, Inc.:
2.30%, 2020	$275	$284
2.875%, 2022	145	153
3.35%, 2026	45	49
4.35%, 2045	50	59
Prudential Financial, Inc., 1.4061%, 2018[1]	570	569
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,134
__________
		3,520
__________
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
2.65%, 2021	340	353
3.30%, 2023	175	185
3.65%, 2026	810	869
Molson Coors Brewing Co.:
1.45%, 2019	80	80
2.10%, 2021	85	86
3.00%, 2026	245	251
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	806
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	745	750
__________
		3,380
__________
Agriculture - 1.0%
Altria Group, Inc.:
2.85%, 2022	250	264
2.95%, 2023	200	210
4.00%, 2024	580	656
Philip Morris International, Inc.:
1.875%, 2021	165	168
2.125%, 2023	415	419
2.75%, 2026	225	235
Reynolds American, Inc.:
3.25%, 2020	475	503
4.00%, 2022	70	77
4.45%, 2025	430	486
5.70%, 2035	30	38
5.85%, 2045	220	292
__________
		3,348
__________
REITS - 0.9%
Corporate Office Properties LP, 5.25%, 2024	225	244
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	532
DDR Corp., 4.25%, 2026	430	458
ERP Operating LP, 4.625%, 2021	210	238
Essex Portfolio LP, 3.50%, 2025	490	514
Kimco Realty Corp., 3.40%, 2022	90	95
Prologis LP:
2.75%, 2019	360	370
3.75%, 2025	235	255

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
REITS - continued
Simon Property Group LP, 2.50%, 2021	$460	$477
__________
		3,183
__________
Telecommunications - 0.8%
AT&T, Inc.:
2.40%, 2016	200	200
2.80%, 2021	405	419
4.125%, 2026	325	355
Verizon Communications, Inc.:
1.375%, 2019	350	350
1.75%, 2021	180	180
2.625%, 2026	770	772
4.272%, 2036	500	525
4.125%, 2046	175	178
__________
		2,979
__________
Media - 0.7%
21st Century Fox America, Inc., 3.70%, 2025	205	227
CBS Corp., 1.95%, 2017	200	202
Comcast Corp., 2.35%, 2027	435	437
NBCUniversal Media LLC, 5.15%, 2020	350	399
The Walt Disney Co., 5.50%, 2019	300	334
Viacom, Inc.:
2.50%, 2018	350	355
3.875%, 2024	380	391
__________
		2,345
__________
Computers - 0.7%
Apple, Inc.:
2.00%, 2020	800	821
1.55%, 2021	565	566
2.45%, 2026	935	935
__________
		2,322
__________
Real Estate - 0.6%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	315
4.125%, 2024	400	426
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	102
3.50%, 2025	250	262
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	487
3.25%, 2020	355	370
__________
		1,962
__________
Biotechnology - 0.5%
Celgene Corp.:

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Biotechnology - continued
2.125%, 2018	$200	$203
2.875%, 2020	120	125
3.875%, 2025	455	495
Gilead Sciences, Inc.:
3.05%, 2016	80	81
3.25%, 2022	325	347
3.50%, 2025	320	345
__________
		1,596
__________
Diversified financial services - 0.4%
American Express Co., 1.2439%, 2018[1]	500	499
Visa, Inc., 2.20%, 2020	815	844
__________
		1,343
__________
Housewares - 0.4%
Newell Rubbermaid, Inc.:
3.15%, 2021	355	373
3.85%, 2023	340	364
4.20%, 2026	515	564
__________
		1,301
__________
Retail - 0.3%
McDonald's Corp., 3.70%, 2026	135	148
Starbucks Corp.:
2.00%, 2018	190	194
2.10%, 2021	235	242
The Home Depot, Inc., 4.40%, 2021	350	395
Walgreens Boots Alliance, Inc., 3.10%, 2023	135	140
__________
		1,119
__________
Food - 0.2%
Kraft Heinz Foods Co., Series 144A, 3.00%, 2026[2]	450	461
The Kroger Co., 2.00%, 2019	410	418
__________
		879
__________
Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	85	89
Lockheed Martin Corp.:
3.10%, 2023	90	96
3.55%, 2026	265	292
The Boeing Co., 0.95%, 2018	350	350
__________
		827
__________
Software - 0.2%
Oracle Corp.:
1.20%, 2017	250	251

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Software - continued
2.375%, 2019	$500	$515
__________
		766
__________
Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	388
Waste Management, Inc., 4.60%, 2021	300	335
__________
		723
__________
Healthcare-products - 0.2%
Becton Dickinson & Co., 3.734%, 2024	130	142
Zimmer Biomet Holdings, Inc., 3.15%, 2022	470	489
__________
		631
__________
Chemicals - 0.1%
Ecolab, Inc., 3.00%, 2016	180	181
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	359
__________
		540
__________
Oil&Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	165	171
Schlumberger Holdings Corp., Series 144A:[2]
3.00%, 2020	125	131
4.00%, 2025	165	180
__________
		482
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	351
__________
		351
__________
Miscellaneous manufacturing - 0.1%
General Electric Co., 2.70%, 2022	300	316
__________
		316
__________
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	251
__________
		251
__________
Gas - 0.0%
Dominion Gas Holdings LLC, 2.80%, 2020	125	130
__________
		130
__________

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	$50	$54
__________
		54
__________
Total corporate bonds & notes		80,378
__________
Municipals - 1.9%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, 2016	1,000	1,000
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	530
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,000	2,096
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	508
3.139%, 2020	805	846
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	594
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	679
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	345
__________
Total municipals		6,759
__________
Government & government agency bonds & notes outside the U.S. - 0.6%
Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	450	485
Province of Manitoba Canada, 3.05%, 2024	200	218
Province of Ontario Canada, 3.20%, 2024	500	548
Ukraine Government AID Bonds, 1.844%, 2019	875	894
__________
		2,145
__________
Total government & government agency bonds & notes outside the U.S.		2,145
__________
Asset-backed obligations - 6.6%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	335	336
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	1,001
2.97%, 2020	1,340	1,371
2.50%, 2021	770	781
California Republic Auto Receivables Trust:
1.82%, 2020	775	780
2.51%, 2021	270	273
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	585
CarMax Auto Owner Trust, 1.16%, 2019	418	418
Chase Issuance Trust, 0.9114%, 2020[1]	480	481
Chesapeake Funding LLC, Series 144A, 0.8903%, 2026[1,2]	117	116
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	601	602
Citi Held For Asset Issuance, Series 144A:[2]
2.56%, 2022	438	438
4.31%, 2022	865	861
Citibank Credit Card Issuance Trust, 1.6379%, 2020[1]	540	547
CPS Auto Receivables Trust, Series 144A:[2]

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
2.07%, 2019	$176	$177
3.34%, 2020	800	812
Discover Card Execution Note Trust, 0.8314%, 2020[1]	1,165	1,166
Drive Auto Receivables Trust, Series 144A:[2]
1.67%, 2019	260	260
2.56%, 2020	190	192
2.76%, 2021	800	806
3.19%, 2022	430	433
DT Auto Owner Trust, Series 144A:[2]
1.75%, 2019	361	361
3.15%, 2022	425	426
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	381	380
Ford Credit Auto Lease Trust, 1.10%, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	576
2.12%, 2026	315	320
2.03%, 2027	525	530
Ford Credit Floorplan Master Owner Trust, , 1.55%, 2021	210	210
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.874%, 2028	250	250
1.224%, 2028	300	299
Hertz Vehicle Financing LLC, Series 144A:[2]
1.12%, 2017	267	267
3.29%, 2018	810	816
1.83%, 2019	1,300	1,297
2.73%, 2021	1,048	1,068
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[2]	128	128
Octagon Investment Partners XV Ltd., Series 144A, 1.9779%, 2025[1,2]	800	796
Santander Drive Auto Receivables Trust:
1.27%, 2019	775	775
1.56%, 2020	275	275
2.66%, 2021	95	96
3.09%, 2022	400	410
Trade MAPS 1 Ltd., Series 144A:[1,2]
1.174%, 2018	430	429
1.724%, 2018	250	249
Verizon Owner Trust, Series 144A, 1.42%, 2021[2]	165	165
World Financial Network Credit Card Master Trust, , 2.03%, 2025	240	241
__________
Total asset-backed obligations		22,965
__________
Total bonds, notes & other debt investments (cost: $323,689,000)		331,277
__________
Short-term securities - 4.8%
Federal Home Loan Banks, 0.344%, September 9, 2016[3]	3,000	2,999
Federal National Mortgage Association, 0.28%, August 17, 2016[3]	2,600	2,600
General Electric Co., 0.01%, August 1, 2016[3]	7,200	7,200
Paccar Financial Corp., 0.40%, August 18, 2016[3]	4,100	4,099
__________
Total short-term securities (cost: $16,898,000)		16,898
__________

Capital Group Core Bond Fund Schedule of investments July 31, 2016 (unaudited)

Total investment securities (cost: $340,587,000)	348,175
Other assets less liabilities	1,658
__________
Net assets	$349,833
__________
__________

[1] Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2016.
[2] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $25,419,000, representing 7.27% of net assets.
[3] Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Econ.	= Economic
Facs.	= Facilities
FHLMC	= Federal Home Loan Mortgage Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced

Capital Group Global Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - 98.4%
Information Technology - 18.7%
Keyence Corp.	15,000	$10,720
Broadcom Ltd.	41,573	6,734
ASML Holding NV	58,911	6,516
Hamamatsu Photonics K.K.	177,500	5,306
Xilinx, Inc.	101,205	5,170
Visa, Inc., A Shares	65,700	5,128
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	174,180	4,839
Murata Manufacturing Co. Ltd.	37,300	4,688
Texas Instruments, Inc.	64,315	4,486
Paychex, Inc.	67,670	4,012
Apple, Inc.	33,794	3,522
Microsoft Corp.	59,300	3,361
Amadeus IT Holding SA, A Shares	69,421	3,259
Jack Henry & Associates, Inc.	30,466	2,719
Automatic Data Processing, Inc.	28,142	2,503
International Business Machines Corp.	14,700	2,361
SAP SE	23,174	2,032
HP, Inc.	142,620	1,998
Alphabet, Inc., Class A1	2,460	1,947
Gemalto NV	26,349	1,737
Activision Blizzard, Inc.	41,620	1,671
Alphabet, Inc., Class C1	2,139	1,644
Jabil Circuit, Inc.	69,900	1,422
VTech Holdings Ltd.	129,300	1,406
VeriSign, Inc.[1]	15,735	1,363
Accenture PLC, Class A	11,800	1,331
Oracle Corp.	18,400	1,129
Analog Devices, Inc.	8,580	548
__________
		93,552
__________
Financials - 17.0%
AIA Group Ltd.	1,254,600	7,770
CME Group, Inc.	67,200	6,870
Sampo Oyj, A Shares	141,071	5,847
Marsh & McLennan Cos., Inc.	79,800	5,247
American Tower Corp.	43,800	5,071
Deutsche Wohnen AG	121,062	4,531
Moody's Corp.	40,900	4,336
The Goldman Sachs Group, Inc.	25,455	4,042
Iron Mountain, Inc.	92,170	3,798
Wells Fargo & Co.	70,280	3,371
JPMorgan Chase & Co.	50,800	3,250
HDFC Bank Ltd. (ADR)	44,000	3,048
Crown Castle International Corp.	27,550	2,673
BNP Paribas SA	49,750	2,467
Chubb Ltd.	18,870	2,364
PacWest Bancorp	55,690	2,303
The Bank of New York Mellon Corp.	53,590	2,111
Mercury General Corp.	36,750	2,035
Aon PLC	18,500	1,981
Aberdeen Asset Management PLC	422,100	1,779
The PNC Financial Services Group, Inc.	20,990	1,735

Capital Group Global Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Financials - continued
Svenska Handelsbanken AB, A Shares	141,869	$1,708
Invesco Ltd.	58,100	1,695
New York Community Bancorp, Inc.	93,145	1,346
Lloyds Banking Group PLC	1,767,000	1,243
UBS Group AG	68,607	945
DNB ASA	72,619	799
ABN AMRO Group NV2	34,060	633
__________
		84,998
__________
Health Care - 13.1%
Novo Nordisk A/S, Class B	167,007	9,516
Astrazeneca PLC	118,230	7,899
Roche Holding AG	25,336	6,470
Cerner Corp.[1]	92,595	5,777
Incyte Corp.[1]	47,600	4,294
Essilor International SA	29,940	3,834
Gilead Sciences, Inc.	47,042	3,739
Pfizer, Inc.	83,500	3,080
Danaher Corp.	35,200	2,867
Eli Lilly & Co.	34,545	2,864
Illumina, Inc.[1]	16,660	2,771
Medtronic PLC	26,760	2,345
Novartis AG	25,179	2,086
Express Scripts Holding Co.[1]	26,400	2,008
AmerisourceBergen Corp.	21,155	1,802
DaVita HealthCare Partners, Inc.[1]	20,800	1,613
Sysmex Corp.	22,600	1,590
Aetna, Inc.	11,390	1,312
__________
		65,867
__________
Consumer Staples - 12.2%
Nestle SA	98,012	7,857
Unilever PLC	154,200	7,211
Pernod Ricard SA	49,955	5,708
Imperial Brands PLC	102,994	5,430
L'Oreal SA	26,632	5,069
The Procter & Gamble Co.	53,995	4,621
The Coca-Cola Co.	99,090	4,323
Philip Morris International, Inc.	42,330	4,244
Carlsberg A/S, Class B	35,246	3,499
British American Tobacco PLC	43,300	2,765
Diageo PLC	81,785	2,339
Tate & Lyle PLC	240,500	2,301
Danone SA	29,732	2,290
Mondelez International, Inc., Class A	28,800	1,267
Japan Tobacco, Inc.	30,100	1,187
CVS Health Corp.	7,165	664
Nestle SA (ADR)	7,600	610
__________
		61,385
__________

Capital Group Global Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Industrials - 12.0%
Safran SA	86,064	$5,850
FANUC Corp.	29,300	4,975
Eaton Corp. PLC	74,500	4,724
SMC Corp.	17,500	4,663
Assa Abloy AB, Class B	182,842	4,013
Hexcel Corp.	92,655	4,000
The Boeing Co.	23,300	3,114
Siemens AG	25,626	2,783
Nielsen Holdings PLC	49,350	2,658
Zodiac Aerospace	107,792	2,428
BAE Systems PLC	324,130	2,291
Norfolk Southern Corp.	25,110	2,254
Jardine Matheson Holdings Ltd.	34,000	2,016
IDEX Corp.	22,000	1,976
China Everbright International Ltd.	1,622,680	1,753
Waste Connections, Inc.	21,970	1,636
General Electric Co.	50,000	1,557
Sydney Airport	214,770	1,234
Canadian National Railway Co.	19,020	1,202
TransDigm Group, Inc.[1]	4,000	1,118
DKSH Holding AG Ltd.	14,647	1,035
Waste Management, Inc.	13,990	925
Airbus Group SE	15,279	899
AA PLC	232,284	762
Meggitt PLC	59,034	342
__________
		60,208
__________
Consumer Discretionary - 10.9%
Newell Brands, Inc.	121,563	6,377
Las Vegas Sands Corp.	85,160	4,313
Yum! Brands, Inc.	47,465	4,244
Starbucks Corp.	69,100	4,011
Comcast Corp., Class A	57,870	3,892
Royal Caribbean Cruises Ltd.	40,480	2,932
Viacom, Inc., Class B	63,800	2,901
Liberty Global PLC, Class A1	72,530	2,300
Greene King PLC	208,700	2,244
Charter Communications, Inc. Class A1	8,327	1,956
LVMH Moet Hennessy Louis Vuitton SE	11,370	1,950
Cie Financiere Richemont SA	25,002	1,521
SES SA	64,207	1,407
Sirius XM Holdings, Inc.[1]	312,500	1,372
Samsonite International SA	448,800	1,273
Amazon.com, Inc.[1]	1,660	1,260
Bayerische Motoren Werke AG	14,447	1,244
Tempur Sealy International, Inc.[1]	16,130	1,220
BCA Marketplace PLC	506,738	1,212
Marks & Spencer Group PLC	282,900	1,195
Naspers Ltd. (ADR), N Shares	75,600	1,190
Scripps Networks Interactive, Inc., Class A	14,970	989
Denso Corp.	22,400	888
ElringKlinger AG	40,921	746

Capital Group Global Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Consumer Discretionary - continued
Wynn Macau Ltd.	417,200	$678
Panera Bread Co., Class A1	2,760	605
Advance Auto Parts, Inc.	3,135	533
Liberty Global PLC, Series C1	5,100	158
__________
		54,611
__________
Energy - 6.8%
Chevron Corp.	72,710	7,451
Exxon Mobil Corp.	56,525	5,028
Occidental Petroleum Corp.	63,110	4,716
Enbridge, Inc.	110,210	4,534
Royal Dutch Shell PLC, Class B (ADR)	62,620	3,395
Schlumberger Ltd.	34,386	2,769
EOG Resources, Inc.	30,145	2,463
Total SA	38,061	1,819
Helmerich & Payne, Inc.	22,725	1,408
ConocoPhillips	11,300	461
__________
		34,044
__________
Telecommunication Services - 3.1%
NTT DOCOMO, Inc.	52,900	1,425
Singapore Telecommunications Ltd.	1,581,700	4,931
SoftBank Group Corp.	52,800	2,951
Verizon Communications, Inc.	64,100	3,552
Vodafone Group PLC	827,135	2,513
__________
		15,372
__________
Materials - 2.8%
Monsanto Co.	28,050	2,995
The Dow Chemical Co.	35,175	1,888
Praxair, Inc.	14,575	1,699
Nucor Corp.	30,500	1,636
Asahi Kasei Corp.	202,000	1,550
LyondellBasell Industries NV, Class A	18,170	1,367
Air Liquide SA	10,863	1,158
Givaudan SA	555	1,141
Rio Tinto PLC	24,242	790
__________
		14,224
__________
Utilities - 1.8%
National Grid PLC	275,500	3,949
Sempra Energy	22,680	2,537
SSE PLC	117,300	2,354
__________
		8,840
__________
Total common stocks (cost: $404,075,000)		493,101
__________

Capital Group Global Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Principal amount (000)	Value (000)
Short-term securities - 2.7%
General Electric Co., 0.01%, August 01, 2016[3]	$6,500	$6,500
Mizuho Bank Ltd., 0.62%, September 21, 2016[3]	6,900	6,894
__________
Total short-term securities (cost: $13,394,000)		13,394
__________
Total investment securities (cost: $417,469,000)		506,495
Other assets less liabilities		(5,266)
__________
Net assets		$501,229
__________
__________

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $633,000, representing 0.13% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

Capital Group International Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - 95.1%
Information Technology - 16.1%
Keyence Corp.	70,200	$50,169
Hamamatsu Photonics K.K.	1,202,400	35,942
ASML Holding NV	243,531	26,938
Murata Manufacturing Co. Ltd.	212,300	26,684
SAP SE	238,821	20,936
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	740,400	20,568
Amadeus IT Holding SA, A Shares	372,921	17,509
Gemalto NV	162,866	10,738
Oracle Corp.	116,200	7,129
Yahoo Japan Corp.	1,003,400	4,474
Trend Micro, Inc.	121,900	4,468
ARM Holdings PLC	88,314	1,954
__________
		227,509
__________
Industrials - 15.3%
SMC Corp.	105,000	27,975
Assa Abloy AB, Class B	1,198,516	26,304
FANUC Corp.	144,800	24,586
Safran SA	357,317	24,289
Jardine Matheson Holdings Ltd.	295,000	17,494
Sydney Airport	2,360,400	13,561
Airbus Group SE	219,463	12,913
Zodiac Aerospace	563,945	12,704
Nidec Corp.	107,000	9,894
China Everbright International Ltd.	8,546,390	9,231
DKSH Holding AG Ltd.	124,581	8,805
AA PLC	2,290,115	7,514
Kubota Corp.	341,900	5,085
Kawasaki Heavy Industries Ltd.	1,584,000	4,766
Canadian National Railway Co.	75,200	4,753
Siemens AG	39,338	4,271
Glory Ltd.	53,500	1,505
__________
		215,650
__________
Health Care - 14.3%
Novo Nordisk A/S, Class B	828,024	47,178
Roche Holding AG	135,286	34,547
Genmab A/S1	178,209	32,301
Astrazeneca PLC	482,320	32,223
Sysmex Corp.	284,400	20,013
Essilor International SA	117,670	15,070
Medtronic PLC	128,400	11,252
Novartis AG	118,987	9,858
__________
		202,442
__________
Consumer Staples - 13.9%
Pernod Ricard SA	220,149	25,154
L'Oreal SA	126,063	23,995
Nestle SA	289,820	23,235
British American Tobacco PLC	320,900	20,489
Carlsberg A/S, Class B	202,653	20,117

Capital Group International Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - continued
Diageo PLC	650,445	$18,602
Imperial Brands PLC	330,554	17,427
Unilever PLC	291,500	13,632
Reckitt Benckiser Group PLC	96,500	9,351
Danone SA	119,662	9,215
Associated British Foods PLC	220,050	7,837
Japan Tobacco, Inc.	101,900	4,020
PZ Cussons PLC	888,415	3,994
__________
		197,068
__________
Financials - 12.5%
AIA Group Ltd.	6,341,000	39,272
Deutsche Wohnen AG	724,788	27,125
Sampo Oyj, A Shares	485,775	20,133
Lloyds Banking Group PLC	17,105,300	12,032
HDFC Bank Ltd. (ADR)	156,400	10,834
Prudential PLC	611,040	10,796
BNP Paribas SA	191,202	9,481
Link REIT	1,240,500	9,258
Svenska Handelsbanken AB, A Shares	529,357	6,372
DBS Group Holdings Ltd.	473,655	5,444
Sumitomo Mitsui Financial Group, Inc.	166,700	5,404
ABN AMRO Group NV2	269,005	4,998
ING Groep NV	408,805	4,570
UBS Group AG	325,245	4,480
DNB ASA	346,768	3,816
Henderson Group PLC	862,110	2,636
__________
		176,651
__________
Consumer Discretionary - 10.9%
Ryohin Keikaku Co. Ltd.	108,700	24,428
SES SA	1,107,634	24,265
Liberty Global PLC, Class A1	609,575	19,330
Cie Financiere Richemont SA	229,652	13,968
BCA Marketplace PLC	4,584,668	10,967
LVMH Moet Hennessy Louis Vuitton SE	53,426	9,163
Samsonite International SA	3,055,200	8,663
Wynn Macau Ltd.	4,259,800	6,918
Bayerische Motoren Werke AG	72,819	6,273
WPP PLC	277,040	6,226
ElringKlinger AG	332,248	6,060
Denso Corp.	125,700	4,984
Naspers Ltd. (ADR), N Shares	302,500	4,760
Nissan Motor Co. Ltd.	336,300	3,336
Greene King PLC	290,350	3,122
Liberty Global PLC, Series C1	48,000	1,486
__________
		153,949
__________
Telecommunication Services - 5.5%
SoftBank Group Corp.	383,100	21,413
Vodafone Group PLC	6,901,290	20,966

Capital Group International Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Telecommunication Services - continued
NTT DOCOMO, Inc.	545,200	$14,691
KDDI Corp.	371,200	11,441
Singapore Telecommunications Ltd.	2,740,400	8,544
__________
		77,055
__________
Energy - 3.7%
Total SA	496,132	23,718
Enbridge, Inc.	425,700	17,512
Oil Search Ltd.	1,147,819	6,184
Royal Dutch Shell PLC, Class B	184,090	4,878
__________
		52,292
__________
Materials - 1.9%
Asahi Kasei Corp.	1,185,000	9,092
Givaudan SA	4,262	8,760
Air Liquide SA	52,738	5,624
Rio Tinto PLC	107,490	3,502
__________
		26,978
__________
Utilities - 1.0%
National Grid PLC	996,770	14,287
__________
		14,287
__________
Total common stocks (cost: $1,172,061,000)		1,343,881
__________
Preferred Securities - 0.3%
Health Care - 0.3%
Grifols SA, Class B	272,114	4,574
__________
Total preferred securities (cost: $4,466,000)		4,574
__________
	Principal amount (000)
Short-term securities - 5.0%
Emerson Electric Co., 0.43%, September 02, 2016[3]	$25,000	24,990
General Electric Co., 0.01%, August 01, 2016[3]	21,900	21,900
International Business Machine Corp., 0.39%, August 25, 2016[3]	5,100	5,099
Microsoft Corp., 0.44%, October 05, 2016[3]	7,800	7,794
Qualcomm, Inc., 0.42%, September 14, 2016[3]	10,500	10,495
__________
Total short-term securities (cost: $70,278,000)		70,278
__________

Capital Group International Equity Fund Schedule of investments July 31, 2016 (unaudited)

Total investment securities (cost: $1,246,805,000)		1,418,733
Other assets less liabilities		(5,751)
__________
Net assets		$1,412,982
__________
__________

[1] Non-income producing security.
[2] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $4,998,000, representing 0.35% of net assets.
[3] Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

Capital Group U.S. Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - 96.1%
Financials - 16.3%
Marsh & McLennan Cos., Inc.	69,600	$4,576
Iron Mountain, Inc.	81,530	3,360
CME Group, Inc.	30,425	3,111
Wells Fargo & Co.	63,260	3,035
Chubb Ltd.	22,865	2,864
JPMorgan Chase & Co.	41,900	2,680
Discover Financial Services	47,000	2,671
The Goldman Sachs Group, Inc.	14,650	2,327
American Tower Corp.	19,400	2,246
Aon PLC	16,700	1,788
Crown Castle International Corp.	15,500	1,504
Moody's Corp.	13,000	1,378
The PNC Financial Services Group, Inc.	13,935	1,152
PacWest Bancorp	20,900	864
New York Community Bancorp, Inc.	47,035	680
The Bank of New York Mellon Corp.	14,320	564
__________
		34,800
__________
Information Technology - 15.6%
Jack Henry & Associates, Inc.	49,720	4,438
Automatic Data Processing, Inc.	42,200	3,754
Texas Instruments, Inc.	50,900	3,550
Microsoft Corp.	60,815	3,447
Visa, Inc., A Shares	36,800	2,872
Broadcom Ltd.	17,631	2,856
Apple, Inc.	21,865	2,279
Analog Devices, Inc.	34,655	2,212
Accenture PLC, Class A	12,825	1,447
HP, Inc.	102,400	1,435
Alphabet, Inc., Class C1	1,857	1,428
International Business Machines Corp.	8,245	1,324
Xilinx, Inc.	15,945	814
VeriSign, Inc.[1]	8,630	747
Jabil Circuit, Inc.	18,540	377
Alphabet, Inc., Class A1	450	356
__________
		33,336
__________
Consumer Discretionary - 15.6%
Newell Brands, Inc.	107,400	5,634
Comcast Corp., Class A	71,450	4,805
Yum! Brands, Inc.	35,000	3,130
Charter Communications, Inc. Class A1	12,206	2,867
Panera Bread Co., Class A1	12,145	2,664
Starbucks Corp.	36,500	2,119
Advance Auto Parts, Inc.	11,120	1,889
NIKE, Inc., Class B	27,180	1,508
Scripps Networks Interactive, Inc., Class A	18,694	1,235
Las Vegas Sands Corp.	23,040	1,167
Norwegian Cruise Line Holdings Ltd.[1]	25,295	1,078
Carnival Corp.	21,650	1,011
Sirius XM Holdings, Inc.[1]	207,405	911
The Priceline Group, Inc.[1]	620	837

Capital Group U.S. Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Consumer Discretionary - continued
Amazon.com, Inc.[1]	1,070	$812
The Home Depot, Inc.	4,276	591
Dollar General Corp.	5,585	529
Viacom, Inc., Class B	11,290	513
__________
		33,300
__________
Health Care - 13.9%
Medtronic PLC	45,700	4,005
Express Scripts Holding Co.[1]	40,500	3,081
AstraZeneca PLC (ADR)	81,855	2,795
Cerner Corp.[1]	43,680	2,725
Danaher Corp.	32,955	2,684
Aetna, Inc.	20,475	2,359
Gilead Sciences, Inc.	29,514	2,345
Eli Lilly & Co.	23,850	1,977
AmerisourceBergen Corp.	21,700	1,849
Incyte Corp.[1]	16,800	1,515
UnitedHealth Group, Inc.	9,500	1,360
Novo Nordisk A/S (ADR)	23,200	1,322
Illumina, Inc.[1]	5,455	907
Roche Holding AG (ADR)	14,700	472
DaVita HealthCare Partners, Inc.[1]	3,340	259
__________
		29,655
__________
Industrials - 12.8%
Waste Connections, Inc.	57,500	4,283
Norfolk Southern Corp.	40,125	3,602
Eaton Corp. PLC	53,800	3,411
Hexcel Corp.	72,100	3,113
The Boeing Co.	16,720	2,235
TransDigm Group, Inc.[1]	6,635	1,855
Nielsen Holdings PLC	28,425	1,531
IDEX Corp.	16,800	1,509
General Electric Co.	45,050	1,403
Waste Management, Inc.	17,940	1,186
Siemens AG (ADR)	7,820	849
Caterpillar, Inc.	8,400	695
Northrop Grumman Corp.	2,730	591
Lockheed Martin Corp.	2,075	524
Union Pacific Corp.	4,600	428
__________
		27,215
__________
Consumer Staples - 9.2%
The Procter & Gamble Co.	52,600	4,502
Philip Morris International, Inc.	36,305	3,640
Diageo PLC (ADR)	31,190	3,635
Unilever PLC (ADR)	57,800	2,705
Nestle SA (ADR)	28,100	2,254
The Coca-Cola Co.	38,020	1,659
CVS Health Corp.	7,700	714

Capital Group U.S. Equity Fund Schedule of investments July 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - continued
Mondelez International, Inc., Class A	13,000	$572
__________
		19,681
__________
Energy - 7.5%
Schlumberger Ltd.	46,000	3,704
Chevron Corp.	27,240	2,792
Occidental Petroleum Corp.	36,525	2,729
Enbridge, Inc.	61,145	2,515
Exxon Mobil Corp.	22,500	2,001
EOG Resources, Inc.	16,665	1,361
Halliburton Co.	20,400	891
__________
		15,993
__________
Materials - 2.6%
Monsanto Co.	24,400	2,605
Praxair, Inc.	17,910	2,087
The Dow Chemical Co.	16,685	896
__________
		5,588
__________
Utilities - 1.4%
Sempra Energy	18,560	2,077
National Grid PLC (ADR)	11,500	833
__________
		2,910
__________
Telecommunication Services - 1.2%
Verizon Communications, Inc.	47,100	2,610
__________
		2,610
__________
Total common stocks (cost: $153,284,000)		205,088
__________
	Principal amount (000)
Short-term securities - 3.9%
Estee Lauder Cos., Inc., 0.39%, August 22, 2016[2]	$1,900	1,899
Federal Home Loan Mortgage Corp., 0.39%, August 16, 2016[2]	2,600	2,600
General Electric Co., 0.01%, August 01, 2016[2]	3,800	3,800
__________
Total short-term securities (cost: $8,299,000)		8,299
__________
Total investment securities (cost: $161,583,000)		213,387
Other assets less liabilities		41
__________
Net assets		$213,428
__________
__________

Capital Group U.S. Equity Fund Schedule of investments July 31, 2016 (unaudited)

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;

conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of July 31, 2016 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
___________________________________________________________________________________________________________
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$386,049	$—	$386,049
Corporate bonds & notes	—	456	—	456
Short-term securities	—	18,042	—	18,042
______________________________________________
Total	$—	$404,547	$—	$404,547
______________________________________________
_________________________________ ____________

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$146,829	$—	$146,829
Short-term securities	—	28,822	—	28,822
______________________________________________
Total	$—	$175,651	$—	$175,651
______________________________________________
______________________________________________

Capital Group California Core Municipal Fund
Bonds & notes	$—	$316,312	$—	$316,312
Short-term securities	—	9,700	—	9,700
______________________________________________
Total	$—	$326,012	$—	$326,012
______________________________________________
______________________________________________

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$110,734	$—	$110,734
Short-term securities	—	9,000	—	9,000
______________________________________________
Total	$—	$119,734	$—	$119,734
______________________________________________
______________________________________________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$187,114	$—	$187,114
Mortgage-backed obligations	—	31,916	—	31,916
Corporate bonds & notes	—	80,378	—	80,378
Municipals	—	6,759	—	6,759
Government & government agency bonds & notes outside the U.S.	—	2,145	—	2,145
Asset-backed obligations	—	22,965	—	22,965
Short-term securities	—	16,898	—	16,898
______________________________________________
Total	$—	$348,175	$—	$348,175
______________________________________________
______________________________________________

Capital Group Global Equity Fund
Common Stocks[1]	$493,101	$—	$—	$493,101
Short-term securities	—	13,394	—	13,394
______________________________________________
Total	$493,101	$13,394	$—	$506,495
______________________________________________
______________________________________________

Capital Group International Equity Fund
Common Stocks[1,2]	$1,343,881	$—	$—	$1,343,881
Preferred Securities	4,574	—	—	4,574
Short-term securities	—	70,278	—	70,278
______________________________________________
Total	$1,348,455	$70,278	$—	$1,418,733
______________________________________________
______________________________________________

Capital Group U.S. Equity Fund
Common Stocks[1,3]	$205,088	$—	$—	$205,088
Short-term securities	—	8,299	—	8,299
______________________________________________
Total	$205,088	$8,299	$—	$213,387
______________________________________________
______________________________________________

1	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.
2	Investment security with a value of $203,952,000, which represented 40.69% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of signicant market movement following the close of local trading.
3	Investment security with a value of $1,172,240,000, which represented 82.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of signicant market movement following the close of local trading.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2016 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 391,021	$ 13,692	$ (166)	$ 13,526
Capital Group Short-Term Municipal Fund	173,852	1,912	(113)	1,799
Capital Group California Core Municipal Fund	311,238	14,820	(46)	14,774
Capital Group California Short-Term Municipal Fund	118,058	1,706	(30)	1,676
Capital Group Core Bond Fund	340,587	8,533	(945)	7,588
Capital Group Global Equity Fund	417,469	101,284	(12,258)	89,026
Capital Group International Equity Fund	1,246,805	222,668	(50,740)	171,928
Capital Group U.S. Equity Fund	161,583	52,317	(513)	51,804

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2016

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2016